Net Loss Per Share - Schedule of Earnings Per Share Basic and Diluted (Detail) - USD ($) $ / shares in Units, $ in Thousands		11 Months Ended	12 Months Ended
		Dec. 31, 2021	Dec. 31, 2022
Net loss		$ (38,241)	$ (71,521)
Weighted-average Class A Common Stock outstanding, Basic	[1]	23,337,127	102,300,852
Weighted-average Class A Common Stock outstanding, Diluted	[1]	23,337,127	102,300,852
— Basic		$ (1.64)	$ (0.7)
— Diluted		$ (1.64)	$ (0.7)
Class A Ordinary Shares
Weighted-average Class A Common Stock outstanding, Basic		23,337,127	102,300,852
Weighted-average Class A Common Stock outstanding, Diluted		23,337,127	102,300,852
— Basic		$ (1.64)	$ (0.7)
— Diluted		$ (1.64)	$ (0.7)

[1]	Weighted-average shares have been retroactively restated to give effect to the Business Combination.